Goodwill and Other Acquisition Intangibles (Other Acquisition Intangibles) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 227.6	$ 46.9
Accumulated Amortization	(43.9)	(34.7)
Net Carrying Value	183.7	12.2
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	14 years 6 months
Gross Carrying Value	48.6	23.0
Accumulated Amortization	(20.6)	(17.7)
Net Carrying Value	28.0	5.3
Marketing-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	10 years
Gross Carrying Value	15.1	5.0
Accumulated Amortization	(5.2)	(4.3)
Net Carrying Value	9.9	0.7
Customer-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (years)	15 years 9 months 18 days
Gross Carrying Value	163.9	18.9
Accumulated Amortization	(18.1)	(12.7)
Net Carrying Value	$ 145.8	$ 6.2